Accounting information and policies	12 Months Ended
Jun. 30, 2023
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting information and policies
Introduction
This section describes the basis of preparation of the consolidated financial statements and the group’s accounting policies that are applicable to the financial statements as a whole. Accounting policies, critical accounting estimates and judgements specific to a note are included in the note to which they relate. Furthermore, the section details new accounting standards, amendments and interpretations, that the group has adopted in the current financial year or will adopt in subsequent years.
1. Accounting information and policies
(a) Basis of preparation
The consolidated financial statements are prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and International Financial Reporting Standards (IFRSs) adopted by the UK (UK-adopted International Accounting Standards) and IFRSs, as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee. IFRS as adopted by the UK differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.
The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

(b) Going concern
Management prepared cash flow forecasts which were also sensitised to reflect severe but plausible downside scenarios taking into consideration the group's principal risks. In the base case scenario, management included assumptions for mid-single digit net sales growth, operating margin improvement and global TBA market share growth. In light of the ongoing geopolitical volatility, the base case outlook and severe but plausible downside scenarios incorporated considerations for a prolonged global recession, supply chain disruptions, higher inflation and further geopolitical deterioration. Even under these scenarios, the group’s liquidity is still expected to remain strong, as it was protected by issuing €500 million of fixed rate euro and $2 billion of fixed rate dollar-denominated bonds in the year ended 30 June 2023. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, as well as a temporary suspension of the share buyback programme and dividend payments in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the company is a going concern for at least 12 months from the date of signing the group's consolidated financial statements.

(c) Consolidation
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc. The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.

(d) Foreign currencies
Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in sterling, which is the functional currency of the parent company, Diageo plc. The functional currency of Diageo plc is determined by using management judgement that considers the parent company as an extension of its subsidiaries.
The income statements and cash flows of non-sterling entities are translated into sterling at weighted average rates of exchange, except for subsidiaries in hyperinflationary economies that are translated with the closing rate at the end of the year and for substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.
Assets and liabilities are translated at closing rates. Exchange differences arising on the retranslation at closing rates of the opening balance sheets of overseas entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement. Transactions in foreign currencies are recorded at the rate of exchange at the date of the transaction.
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2023, expressed in US dollars and euros per £1, were as follows:

	2023	2022	2021
US dollar
Income statement and cash flows(1)	1.20	1.33	1.35
Assets and liabilities(2)	1.26	1.21	1.39
Euro
Income statement and cash flows(1)	1.15	1.18	1.13
Assets and liabilities(2)	1.17	1.16	1.17
(1)    Weighted average rates
(2)    Closing rates

The group uses foreign exchange hedges to mitigate the effect of exchange rate movements. For further information, see note 16.

(e) Critical accounting estimates and judgements
Details of critical estimates and judgements which the Directors consider could have a significant impact on the financial statements are set out in the related notes as follows:
–Exceptional items – management judgement whether exceptional or not – page 219
–Taxation – management judgement whether a provision is required and management estimate of amount of corporate tax payable or receivable, the recoverability of deferred tax assets and expectation on manner of recovery of deferred taxes – pages 224 and 228
–Brands, goodwill, other intangibles and contingent considerations – management judgement whether the assets and liabilities are to be recognised and synergies resulting from an acquisition. Management judgement and estimate are required in determining future cash flows and appropriate applicable assumptions to support the intangible asset and contingent consideration value – pages 236
–Post employment benefits – management judgement whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 244
–Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise and an estimate to quantify the possible range of any settlement; and significant unprovided tax matters where maximum exposure is provided for each – page 272
(f) Hyperinflationary accounting
The group applied hyperinflationary accounting for its operations in Turkey, Venezuela and Lebanon.
Turkey has been a hyperinflationary economy where cumulative inflation for the three years ended 30 June 2022 exceeded 100%. Consequently, since March 2022, the group applies hyperinflationary accounting for its Turkish operations. The group’s consolidated financial statements for the years ended 30 June 2023 and 30 June 2022 include the results and financial position of its Turkish operations restated to the measuring unit current at the end of each period, with hyperinflationary gains and losses in respect of monetary items being reported in finance income and charges. Comparative amounts presented in the consolidated financial statements were not restated. Hyperinflationary accounting needs to be applied as if Turkey has always been a hyperinflationary economy, hence, as per Diageo’s accounting policy choice, the differences between equity at 30 June 2021 as reported and the equity after the restatement of the non-monetary items to the measuring unit current at 30 June 2021 were recognised in retained earnings. Such restatement includes impairment of TRY 2,133 million (£177 million) recognised on the goodwill in the Turkey cash-generating unit and TRY 1,627 million (£135 million) in respect of the Yenì Raki brand, as a result of the increased carrying values for those due to hyperinflation adjustments. When applying IAS 29 on an ongoing basis, comparatives in stable currency are not restated and the effect of inflating opening net assets to the measuring unit current at the end of the reporting period is presented in other comprehensive income. The inflation rate used by the group is the official rate published by the Turkish Statistical Institute. The movement in the publicly available official price index for the year ended 30 June 2023 was 38% (2022 – 79%).
Venezuela is a hyperinflationary economy where the government maintains a regime of strict currency controls with multiple foreign currency rate systems. The exchange rate used to translate the results of the group’s Venezuelan operations was VES/£ 3,807 for the year ended 30 June 2023 (2022 – VES/£ 759).This rate reflects management’s estimate of the exchange rate considering inflation and the most appropriate official exchange rate. Movement in the price index for the year ended 30 June 2023 was 382% (2022 – 268%). The inflation rate used by the group is provided by an independent valuer because no reliable, officially published rate is available for Venezuela.
The following table presents the contribution of the group’s Venezuelan operations to consolidated net sales, operating profit, operating cash flow and assets for the years ended 30 June 2023 and 30 June 2022 and with the amounts that would have resulted if the official reference exchange rate had been applied:

	Year ended 30 June 2023		Year ended 30 June 2022
	At estimated exchange rate	At official reference exchange rate	At estimated exchange rate	At official reference exchange rate
	3,807 VES/£	36 VES/£	759 VES/£	7 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	9	—	15
Operating loss	—	—	(1)	(1)
Other finance (charges)/income - hyperinflation adjustment	(2)	(212)	1	157
Net cash outflow from operating activities	—	(3)	—	(5)
Net assets	6	657	41	4,606

Sterling amounts presented at the official reference exchange rate are results of simple mathematical conversion.
The impact of hyperinflationary accounting for Lebanon was immaterial both in the current and comparative periods.
(g) New accounting standards and interpretations
The following amendments to the accounting standards, issued by the IASB and endorsed by the UK, were adopted by the group from 1 July 2022 with no impact on the group’s consolidated results, financial position or disclosures:
–Amendments to IFRS 3 Updating a Reference to the Conceptual Framework
–Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use
–Amendments to IAS 37 Onerous Contracts - Cost of Fulfilling a Contract
–Amendments to Annual improvements 2018-2020 - IFRS 9 - Fees in the '10 per cent' Test, IFRS 16 - Lease incentives, IAS 41 - Taxation in Fair Value Measurements
–Amendments to IAS 12 International Tax Reform – Pillar Two Model Rules
The following standard and amendments issued by the IASB have been endorsed by the UK and have not been adopted by the group:
IFRS 17 – Insurance contracts (effective from the year ending 30 June 2024) is ultimately intended to replace IFRS 4.
Based on a preliminary assessment, the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.
Amendments to IAS 12 - Income taxes (effective from the year ending 30 June 2024) requires an entity to recognise deferred tax on initial recognition of particular transactions to the extent that the transaction gives rise to equal amounts of deferred tax assets and liabilities. The proposed amendments would apply to transactions such as leases and decommissioning obligations for which an entity recognises both an asset and a liability. The group believes that the adoption of these amendments will not have a significant impact on its consolidated results and financial position.
There are a number of other amendments and clarifications to IFRSs, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.

(h) Climate change considerations
The impact of climate change assessment and the net zero carbon emission target for Diageo's direct operations (Scope 1 & 2) for 2030 have been considered as part of the assessment of estimates and judgements in preparing the group's consolidated financial statements.
The climate change scenario analyses performed in 2023 – conducted in line with TCFD recommendations (‘Transition Scenario’ (RCP 2.6), a ‘Moderate Warming’ Scenario (RCP 4.5) and a ‘Severe Warming Scenario’ (RCP 8.5)) – identified no material financial impact to these financial statements.
The following considerations were made in respect of the financial statements:
•The impact of climate change on factors (like residual values, useful lives and depreciation methods) that determine the carrying value of non-current assets.
•The impact of climate change on forecasts of cash flows used (including forecast depreciation in line with capital expenditure plans for Diageo's net zero carbon emission commitment) in impairment assessments for the value-in-use of non-current assets including goodwill (see note 9).
•The impact of climate change on post-employment assets.